Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Depreciation and amortization	$ 1,658,020	$ 3,125,223		$ 5,408,467	$ 9,555,184	$ 154,464	$ 111,380
Asset impairment charges		38,629,310	$ 16,135,000	16,135,000	38,629,310	46,498,689
Depreciation	$ 19,194			$ 55,506
Finance Lease, Right-of-Use Asset, Amortization		$ 50,244			$ 109,852
Argyll, EGL, HelixGameCenters, LeaseholdImprovements and FinanceLeaseAssets [Member]
Asset impairment charges						$ 653,107